UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.16%
Auto Components - 4.08%
Gentex Corp.	72,500	1,286,875
Chemicals - 2.05%
Intrepid Potash, Inc. (a)	14,100	300,048
NewMarket Corp.	1,300	344,955
		645,003
Commercial Services & Supplies - 2.34%
Copart, Inc. (a)	24,400	737,124
Containers & Packaging - 1.83%
Aptargroup, Inc.	12,100	576,807
Distributors - 4.45%
LKQ Corp. (a)	64,000	1,402,880
Diversified Financial Services - 2.08%
MSCI, Inc. (a)	22,600	655,400
Electrical Equipment - 4.16%
AMETEK, Inc.	35,150	1,312,150
Electronic Equipment, Instruments & Components - 2.33%
Trimble Navigation Ltd. (a)	13,200	734,448
Energy Equipment & Services - 3.31%
CARBO Ceramics, Inc.	9,300	712,101
Oceaneering International, Inc.	6,300	331,884
		1,043,985
Health Care Equipment & Supplies - 8.55%
IDEXX Laboratories, Inc. (a)	12,700	1,187,069
ResMed, Inc.	36,700	1,508,003
		2,695,072
Health Care Providers & Services - 4.65%
Henry Schein, Inc. (a)	7,500	605,775
HMS Holdings Corp. (a)	22,500	521,325
MEDNAX, Inc. (a)	4,300	339,700
		1,466,800
Hotels, Restaurants & Leisure - 3.97%
Panera Bread Co. (a)	7,800	1,251,900
Household Products - 3.95%
Church & Dwight Co., Inc.	23,000	1,245,450
IT Services - 6.05%
Global Payments, Inc.	13,800	605,958
Jack Henry & Associates, Inc.	33,500	1,302,145
		1,908,103
Life Sciences Tools & Services - 3.16%
Mettler-Toledo International, Inc. (a)	3,700	692,233
Techne Corp.	4,300	304,870
		997,103
Machinery - 9.12%
Donaldson Co., Inc.	36,100	1,212,238
Valmont Industries, Inc.	5,000	698,300
Wabtec Corp.	7,600	643,112
Woodward, Inc.	8,800	321,816
		2,875,466
Metals & Mining - 1.87%
Royal Gold, Inc.	7,300	589,548
Road & Rail - 3.10%
Genesee & Wyoming, Inc. (a)	4,200	306,390
JB Hunt Transport Services, Inc.	11,300	671,785
		978,175
Software - 12.33%
ANSYS, Inc. (a)	18,000	1,193,940
FactSet Research Systems, Inc.	13,000	1,201,069
MICROS Systems, Inc. (a)	25,500	1,108,230
Solera Holdings, Inc.	7,400	383,024
		3,886,263
Specialty Retail - 8.68%
Advance Auto Parts, Inc.	4,800	351,120
PetSmart, Inc.	17,400	1,229,484
Tractor Supply Co.	12,900	1,156,098
		2,736,702
Textiles, Apparel & Luxury Goods - 2.16%
Deckers Outdoor Corp. (a)	17,800	681,562
Trading Companies & Distributors - 2.94%
MSC Industrial Direct Co., Inc.	8,500	617,610
Watsco, Inc.	4,300	308,267
Total Trading Companies & Distributors		925,877

TOTAL COMMON STOCKS (Cost $28,718,308)		$30,632,693

SHORT-TERM INVESTMENTS - 2.88%
Money Market Funds - 2.88%
Fidelity Institutional Money Market Portfolio	906,814	906,814
TOTAL SHORT-TERM INVESTMENTS (Cost $906,814)		906,814

Total Investments (Cost $29,625,122) - 100.04%		31,539,507
Liabilities in Excess of Other Assets - (0.04%)		(13,538)
TOTAL NET ASSETS - 100.00%		$31,525,969

(a) Non-income producing security.

Ltd. Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV NV, Naamloze Vennootschap, is the Dutch term for public limited company.
PLC Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$29,625,122
Gross unrealized appreciation	$2,710,056
Gross unrealized depreciation	$(795,671)
Net unrealized appreciation	$1,914,385

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Bright Rock Mid Cap Fund Growth (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on May 26, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$30,632,693	$-	$-	$30,632,693
Short-Term Investments	906,814	-	-	906,814

Total Investments in Securities	$31,539,507	$-	$-	$31,539,507

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2012.

Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.96%
Aerospace & Defense - 2.73%
United Technologies Corp.	36,000	2,883,960
Beverages - 2.66%
PepsiCo, Inc.	40,000	2,808,400
Chemicals - 10.22%
Air Products & Chemicals, Inc.	30,000	2,488,200
Albemarle Corp.	40,000	2,391,600
Ecolab, Inc.	48,000	3,459,840
Praxair, Inc.	23,000	2,465,830
		10,805,470
Commercial Banks - 3.28%
Wells Fargo & Co.	105,000	3,466,050
Communications Equipment - 2.86%
Cisco Systems, Inc.	160,000	3,025,600
Computers & Peripherals - 3.08%
Hewlett-Packard Co.	250,000	3,247,500
Diversified Financial Services - 3.42%
JPMorgan Chase & Co.	88,000	3,615,040
Diversified Telecommunication Services - 3.92%
AT&T, Inc.	93,000	3,174,090
TELUS Corp. (b)	15,000	972,450
		4,146,540
Electric Utilities - 2.88%
The Southern Co.	70,000	3,048,500
Electrical Equipment - 2.66%
Emerson Electric Co.	56,000	2,812,880
Energy Equipment & Services - 5.82%
National Oilwell Varco, Inc.	47,000	3,210,100
Schlumberger Ltd. (b)	41,000	2,936,420
		6,146,520
Food & Staples Retailing - 6.15%
CVS Caremark Corp.	78,000	3,627,780
Wal-Mart Stores, Inc.	40,000	2,880,800
		6,508,580
Food Products - 1.05%
General Mills, Inc.	27,000	1,106,730
Gas Utilities - 1.92%
Atmos Energy Corp.	58,000	2,030,580
Health Care Equipment & Supplies - 1.74%
Becton Dickinson & Co.	24,000	1,840,080
Health Care Providers & Services - 5.36%
Express Scripts Holding Co. (a)	66,000	3,554,100
Laboratory Corp. of America Holdings (a)	25,000	2,114,750
		5,668,850
Hotels, Restaurants & Leisure - 2.06%
Starbucks Corp.	42,000	2,178,540
Industrial Conglomerates - 4.66%
General Electric Co.	233,000	4,923,290
Insurance - 3.26%
Aflac, Inc.	65,000	3,444,350
IT Services - 2.29%
Cognizant Technology Solutions Corp. (a)	36,000	2,420,280
Media - 9.62%
Comcast Corp.	80,000	2,974,400
Time Warner Cable, Inc.	35,000	3,321,150
Walt Disney Co.	78,000	3,873,480
		10,169,030
Multiline Retail - 1.91%
Target Corp.	32,000	2,020,160
Multi-Utilities - 2.98%
Wisconsin Energy Corp.	84,000	3,152,520
Oil, Gas & Consumable Fuels - 3.96%
Apache Corp.	30,000	2,312,700
Occidental Petroleum Corp.	25,000	1,880,250
		4,192,950
Pharmaceuticals - 2.77%
Abbott Laboratories	45,000	2,925,000
Semiconductors & Semiconductor Equipment - 1.57%
Intel Corp.	85,000	1,663,450
Specialty Retail - 2.12%
Tiffany & Co.	38,000	2,241,240
Water Utilities - 2.01%
Aqua America, Inc.	83,000	2,119,820
TOTAL COMMON STOCKS (Cost $91,677,864)		$104,611,910

SHORT-TERM INVESTMENTS - 0.56%
Money Market Funds - 0.56%
Fidelity Institutional Money Market Portfolio	590,297	590,297
TOTAL SHORT-TERM INVESTMENTS (Cost $590,297)		590,297

Total Investments (Cost $92,268,161) - 99.52%		105,202,207
Other Assets in Excess of Liabiliies - 0.48%		511,255
TOTAL NET ASSETS - 100.00%		$105,713,462

(a) Non-income producing security.
(b) Foreign issued security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$92,268,161
Gross unrealized appreciation	$16,987,443
Gross unrealized depreciation	$(4,053,397)
Net unrealized appreciation	$12,934,046

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Bright Rock Quality Large Cap Fund Growth (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on May 26, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$104,611,910	$-	$-	$104,611,910
Short-Term Investments	590,297	-	-	$590,297

Total Investments in Securities	$105,202,207	$-	$-	$105,202,207

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          January 22, 2013

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          January 22, 2013

* Print the name and title of each signing officer under his or her signature.